Cover	Sep. 01, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002142051
Document Type	S-6
Entity Registrant Name	FT 13201
Document Period End Date	Sep. 01, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks monthly income that is exempt from federal and California state income taxes by investing in a pool of Closed-End Funds and ETFs that invest primarily in California municipal bonds. However, certain distributions paid by certain Funds may be subject to federal and California state income taxes. In addition, a portion of the income may be subject to the alternative minimum tax on individuals. Under normal circumstances, the Trust will invest at least 80% of its assets in Closed-End Funds and ETFs that invest at least 80% of their assets in California municipal bonds, the income from which is exempt from federal and California state income taxes. This 80% policy is a fundamental policy and may not be changed without Unit holder approval.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in Funds that invest primarily in California tax-exempt municipal bonds in order to seek monthly income that is exempt from federal and California state income taxes. A portion of the income, however, may be derived from non-California bonds which would be taxable to California residents. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer’s power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer’s financial condition worsens or when the rating on a bond is decreased.

It is important to note that certain Funds held by the Trust may hold securities, distributions from which would subject Unit holders to federal income tax. Under normal circumstances, this will not account for more than 20% of the income distributed by the Trust. In addition, certain of the Funds may hold tax-exempt securities, distributions from which may be taken into account for alternative minimum tax purposes on individuals. Each year you will receive a tax statement which identifies what portion of your distributions, if any, are subject to federal income taxes or the alternative minimum tax on individuals. Please refer to the “Tax Status” section of this prospectus for more information.

The Closed-End Funds and ETFs were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund or ETF (requiring a minimum market capitalization of $50,000,000) and the current dividend yield of the Closed-End Fund or ETF (prioritizing Closed-End Funds or ETFs with the highest dividend yields). The above factors are applied separately to the Closed-End Funds and the ETFs. All other factors being equal, the Sponsor will select the Closed-End Fund or ETF with lower expense ratios, while attempting to limit the overlap of the securities held by the Closed-End Fund or ETF.

In selecting the Funds for the Trust, we did not require any specific duration or maturity for the underlying municipal bonds. Moreover, while we did not require any specific credit quality for the underlying municipal bonds, the Trust invests in Funds which primarily invest in investment grade securities. The Funds held by the Trust may employ the use of leverage in their portfolios.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third parties, that provide similar results.

Nuveen California Quality Municipal Income Fund and BlackRock MuniHoldings California Quality Fund, Inc.

The Trust will invest a significant portion of its assets in shares issued by two Closed-End Funds, Nuveen California Quality Municipal Income Fund (“NAC”) and BlackRock MuniHoldings California Quality Fund, Inc. (“MUC”). See below for a description of each Closed-End Fund’s principal investment strategies and risks.You can find NAC’s prospectus and other information about NAC, including the statement of additional information and most recent reports to shareholders, online at https://www.nuveen.com/en-us/closed-end-funds/nac-nuveen-california-quality-municipal-income-fund. You can find MUC’s prospectus and other information about the Closed-End Fund, including the statement of additional information and most recent reports to shareholders, online at https://www.blackrock.com/us/individual/products/240270/blackrock-muniholdings-california-insured-fund-inc-usd-fund.

The summary information below regarding NAC and MUC comes from their respective filings with the SEC. You are urged to refer to the SEC filings made by each Closed-End Fund and to other publicly available information (e.g., the Closed-End Funds’ annual reports) to obtain an understanding of each Closed-End Fund’s business and financial prospects.

NAC

“As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, that pay interest exempt from federal and California income taxes.

“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.

Under normal circumstances:

•	The Fund will invest at least 80% of its Managed Assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical rating organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
•	The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
•	No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
•	The Fund may invest up to 20% of its Managed Assets in municipal securities that pay interest that is taxable under the federal alternative minimum tax.
•	The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities
•	The Fund may invest 25% or more of its total assets in municipal securities in the same economic sector.
•	The Fund will generally maintain an investment portfolio with an overall weighted average maturity of greater than 10 years.”

MUC

“The Fund’s investment objective is to provide stockholders with current income exempt from federal and California income taxes…

The Fund’s investment policies provide that it will invest primarily in a portfolio of long-term, investment grade municipal obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and by other qualifying issuers that pay interest which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) (“California Municipal Bonds”). The Fund’s investment policies provide that the Fund will seek to achieve its investment objective by seeking to invest substantially all (a minimum of 80%) of its assets in California Municipal Bonds, except at times when, in the judgment of BlackRock Advisors, LLC (the “Manager”), California Municipal Bonds of sufficient quality and quantity are unavailable for investment at suitable prices by the Fund. For the purposes of the foregoing policy, “assets” are the Fund’s net assets, plus the amount of any borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “investment grade” securities. The Fund’s investments in derivatives will be counted toward the foregoing 80% policies to the extent that they provide investment exposure to the securities included within each policy or to one or more market risk factors associated with such securities. The Fund’s investment objective and its policy of investing at least 80% of its assets in California Municipal Bonds may not be changed without the approval of the holders of a majority of the outstanding common shares and the outstanding preferred shares voting together as a single class, and of the holders of a majority of the outstanding preferred shares voting as a separate class. A majority of the outstanding means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares, whichever is less.

The Fund’s investment policies provide that at all times, except during temporary defensive periods, the Fund will invest at least 65% of its assets in California Municipal Bonds and at least 80% of its assets in California Municipal Bonds and other long-term municipal obligations exempt from Federal income taxes, but not from California income taxes (“Municipal Bonds”). The Fund’s investment policies provide that, under normal market conditions, the Fund invests at least 80% of its assets in municipal securities with remaining maturities of one year or more at the time of investment. The Fund ordinarily does not intend to realize significant investment income not exempt from Federal and California income taxes. To the extent that suitable California Municipal Bonds are not available for investment by the Fund, as determined by the Manager, the Fund may purchase Municipal Bonds…

The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, which are securities rated Ba or below by Moody’s, BB or below by S&P or Fitch or are considered by the Manager to be of comparable quality, at the time of purchase, subject to the Fund’s other investment policies. Below investment grade quality is regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Such securities commonly are referred to as “high yield” or “junk” bonds.

The Fund may invest in certain tax exempt securities classified as “private activity bonds” (or industrial development bonds, under pre-1986 law) (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to an alternative minimum tax. The percentage of the Fund’s total assets invested in private activity bonds will vary from time to time…

The Fund’s portfolio at any given time may include both long-term, intermediate-term and short-term California Municipal Bonds and Municipal Bonds.”

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.